PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Computers and software	Office furniture and equipment	Vehicles	Buildings, well, road, and buildings improvements	Equipment	Total
Cost
Balance at December 31, 2021	242,254	43,238	219,266	1,443,039	1,648,542	3,596,339
Additions (adjustments)	1,952	1,679	76,419	19,510	34,601	134,161
Translation difference	(4,343)	(2,412)	-	(3,613)	-	(10,368)
Balance at December 31, 2022	239,863	42,505	295,685	1,458,936	1,683,143	3,720,132
Additions (adjustments)	34,083	-	110,090	33,524	121,561	299,258
Additions - merger (Note 11)	-	11,252	119,513	58,947	74,663	264,375
Translation difference	1,575	890	-	3,930	-	6,395
Balance at December 31, 2023	$275,521	$54,647	$525,288	$1,555,337	$1,879,367	$4,290,160

Accumulated Depreciation
Balance at December 31, 2021	(178,703)	(31,412)	(82,157)	(149,500)	(522,740)	(964,512)
Depreciation	(35,068)	(8,161)	(56,530)	(114,957)	(330,269)	(544,985)
Translation difference	3,569	1,769	-	514	-	5,852
Balance at December 31, 2022	(210,202)	(37,804)	(138,687)	(263,943)	(853,009)	(1,503,645)
Depreciation	(27,654)	(3,855)	(104,711)	(131,660)	(317,286)	(585,166)
Translation difference	(1,398)	(792)	-	(232)	-	(2,422)
Balance at December 31, 2023	$(239,254)	$(42,451)	$(243,398)	$(395,835)	$(1,170,295)	$(2,091,233)

Carrying amounts

December 31, 2021	$63,551	$11,826	$137,109	$1 ,293,539	$1,125,802	$2,631,827
December 31, 2022	$29,661	$4,701	$156,998	$1,194,993	$830,134	$2,216,487
December 31, 2023	$36,267	$12,196	$281,890	$1,159,502	$709,072	$2,198,927